Schedule of Investments (unaudited) September 30, 2019	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.1%

Australia — 2.4%
Ansell Ltd.	406,296	$7,521,103
Ensogo Ltd.(a)(b)	418,198	3
Sonic Healthcare Ltd.	589,003	11,168,105

		18,689,211

Canada — 6.7%
Rogers Communications, Inc., Class B	465,850	22,690,342
TELUS Corp.	825,453	29,376,993

		52,067,335

Denmark — 1.7%
Novo Nordisk A/S, Class B	249,921	12,914,956

Finland — 1.5%
Kone OYJ, Class B	203,742	11,595,032

France — 4.1%
Sanofi	181,690	16,830,443
Schneider Electric SE	173,106	15,136,746

		31,967,189

Germany — 2.7%
Deutsche Post AG, Registered Shares	626,922	20,892,304

India — 1.0%
Hero MotoCorp Ltd.	167,596	6,402,535
Jasper Infotech Private Ltd., Series I, (Acquired 08/08/15, cost $3,948,600)(a)(c)	3,540	898,594

		7,301,129

Netherlands — 3.2%
Heineken NV	95,721	10,339,030
Koninklijke Philips NV	306,716	14,173,062

		24,512,092

Singapore — 3.0%
DBS Group Holdings Ltd.	661,968	11,975,735
United Overseas Bank Ltd.	606,000	11,262,518

		23,238,253

Sweden — 1.1%
Svenska Handelsbanken AB, Class A	937,035	8,766,037

Switzerland — 6.4%
Cie Financiere Richemont SA, Registered Shares	79,365	5,816,316
Nestle SA, Registered Shares	168,876	18,315,355
Novartis AG, Registered Shares	198,775	17,251,075
SGS SA, Registered Shares	3,121	7,736,719

		49,119,465

Security	Shares	Value

Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	965,000	$8,570,675

United Kingdom — 14.3%
AstraZeneca PLC	85,875	7,667,694
BAE Systems PLC	2,316,514	16,223,214
British American Tobacco PLC	539,382	19,919,497
Diageo PLC	227,280	9,284,452
GlaxoSmithKline PLC	1,057,160	22,659,790
Imperial Brands PLC	487,991	10,958,408
RELX PLC	308,940	7,345,632
Unilever PLC	269,462	16,195,190

		110,253,877

United States — 49.9%
3M Co.	69,763	11,469,037
AbbVie, Inc.	235,546	17,835,543
Altria Group, Inc.	405,356	16,579,060
Amcor PLC	2,092,500	20,137,720
Cisco Systems, Inc.	482,745	23,852,430
Citizens Financial Group, Inc.	358,989	12,697,441
Coca-Cola Co.(d)	377,070	20,527,691
FirstSun Capital Bancorp, (Acquired 3/10/14, cost $5,461,691)(a)(c)	120,312	3,569,657
Genuine Parts Co.(d)	257,393	25,633,769
Hasbro, Inc.	79,509	9,436,923
Home Depot, Inc.	45,601	10,580,344
International Paper Co.(d)	558,623	23,361,614
Johnson & Johnson(d)	188,549	24,394,470
M&T Bank Corp.	69,614	10,996,924
Medtronic PLC	150,988	16,400,317
Paychex, Inc.(d)	206,567	17,097,551
PepsiCo, Inc.	84,936	11,644,726
Pfizer, Inc.(d)	555,355	19,953,905
Philip Morris International, Inc.(d)	285,525	21,679,913
Procter & Gamble Co.	110,366	13,727,323
Texas Instruments, Inc.	94,158	12,168,980
U.S. Bancorp	215,721	11,938,000
Uber Technologies, Inc., (Acquired 6/01/14, cost $3,000,048)(b)(c)	68,723	2,093,990
United Technologies Corp.	114,058	15,571,198

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Wells Fargo & Co.	228,246	$11,512,728

		384,861,254

Total Common Stocks — 99.1% (Cost — $747,312,536)		764,748,809

Preferred Stock – 0.4%

United States — 0.4%
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $3,118,944), 0.00%(a)(c)	508,800	3,098,592

Total Preferred Stocks — 0.4% (Cost — $3,118,944)		3,098,592

Security	Value

Total Long-Term Investments — 99.5% (Cost — $750,431,480)	$767,847,401

Total Investments Before Options Written — 99.5% (Cost — $750,431,480)	767,847,401

Options Written — (0.8)% (Premiums Received — $6,056,866)	(6,445,834)

Total Investments, Net of Options Written — 98.7% (Cost — $744,374,614)	761,401,567

Other Assets Less Liabilities — 1.3%	10,509,173

Net Assets Applicable to Common Shares — 100.0%	$771,910,740

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $9,660,833, representing 1.3% of its net assets as of period end, and an original cost of $12,283,879.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Value Held at 12/31/18	Net Activity	Shares Value Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	19,702,446	(19,702,446)	—	$—	$85,485	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Trust.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Portfolio Abbreviations

OTC — Over-the-Counter

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cisco Systems, Inc.	421	10/04/19	USD	49.00	USD	2,080	$(26,734)
Coca-Cola Co.	304	10/04/19	USD	55.00	USD	1,655	(4,104)
International Paper Co.	832	10/04/19	USD	40.00	USD	3,479	(158,912)
Johnson & Johnson	55	10/04/19	USD	134.00	USD	712	(165)
Medtronic PLC	44	10/04/19	USD	110.00	USD	478	(1,122)
Pfizer, Inc.	381	10/04/19	USD	36.00	USD	1,369	(11,049)
Procter & Gamble Co.	255	10/04/19	USD	124.00	USD	3,172	(29,198)
Texas Instruments, Inc.	74	10/04/19	USD	126.00	USD	956	(27,010)
United Technologies Corp.	162	10/04/19	USD	130.00	USD	2,212	(106,920)
3M Co.	132	10/11/19	USD	175.00	USD	2,170	(1,056)
AbbVie, Inc.	160	10/11/19	USD	71.50	USD	1,212	(76,800)
Coca-Cola Co.	422	10/11/19	USD	56.00	USD	2,297	(4,009)
Hasbro, Inc.	186	10/11/19	USD	115.00	USD	2,208	(84,630)
Home Depot, Inc.	108	10/11/19	USD	227.50	USD	2,506	(64,530)
Johnson & Johnson	167	10/11/19	USD	133.00	USD	2,161	(5,010)
Medtronic PLC	44	10/11/19	USD	110.00	USD	478	(2,948)
Pfizer, Inc.	109	10/11/19	USD	37.50	USD	392	(599)
Philip Morris International, Inc.	423	10/11/19	USD	75.00	USD	3,212	(73,391)
Procter & Gamble Co.	183	10/11/19	USD	122.00	USD	2,276	(57,279)
Texas Instruments, Inc.	144	10/11/19	USD	129.00	USD	1,861	(33,408)
Wells Fargo & Co.	120	10/11/19	USD	49.50	USD	605	(16,200)
3M Co.	116	10/18/19	USD	167.50	USD	1,907	(23,374)
AbbVie, Inc.	320	10/18/19	USD	70.00	USD	2,423	(196,000)
Altria Group, Inc.	36	10/18/19	USD	47.50	USD	147	(90)
Cisco Systems, Inc.	162	10/18/19	USD	50.00	USD	800	(9,234)
Citizens Financial Group, Inc.	233	10/18/19	USD	32.50	USD	824	(70,483)
Citizens Financial Group, Inc.	233	10/18/19	USD	37.50	USD	824	(5,242)
Coca-Cola Co.	304	10/18/19	USD	55.00	USD	1,655	(23,104)
Genuine Parts Co.	285	10/18/19	USD	95.00	USD	2,838	(189,525)
Hasbro, Inc.	171	10/18/19	USD	115.00	USD	2,030	(87,210)
International Paper Co.	283	10/18/19	USD	45.00	USD	1,184	(2,971)
Johnson & Johnson	111	10/18/19	USD	135.00	USD	1,436	(4,440)
M&T Bank Corp.	163	10/18/19	USD	160.00	USD	2,575	(44,825)
Medtronic PLC	273	10/18/19	USD	110.00	USD	2,965	(27,846)
Paychex, Inc.	269	10/18/19	USD	85.00	USD	2,227	(22,865)
PepsiCo, Inc.	96	10/18/19	USD	138.00	USD	1,316	(19,440)
Pfizer, Inc.	381	10/18/19	USD	36.00	USD	1,369	(24,003)
Pfizer, Inc.	192	10/18/19	USD	36.50	USD	690	(7,584)
Philip Morris International, Inc.	162	10/18/19	USD	85.00	USD	1,230	(891)
Procter & Gamble Co.	156	10/18/19	USD	120.00	USD	1,940	(78,000)
Rogers Communications, Inc., Class B	605	10/18/19	CAD	70.00	CAD	3,904	(2,740)
Texas Instruments, Inc.	61	10/18/19	USD	130.00	USD	788	(14,549)
U.S. Bancorp	21	10/18/19	USD	57.50	USD	116	(420)
Wells Fargo & Co.	140	10/18/19	USD	45.60	USD	706	(70,147)
Wells Fargo & Co.	107	10/18/19	USD	46.75	USD	540	(41,719)
3M Co.	65	10/25/19	USD	172.50	USD	1,069	(11,147)
AbbVie, Inc.	184	10/25/19	USD	73.50	USD	1,393	(43,148)
Altria Group, Inc.	366	10/25/19	USD	44.00	USD	1,497	(6,039)
Cisco Systems, Inc.	1,314	10/25/19	USD	52.00	USD	6,492	(25,623)
Coca-Cola Co.	559	10/25/19	USD	56.00	USD	3,043	(26,273)

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Genuine Parts Co.	127	10/25/19	USD	101.00	USD	1,265	$(27,305)
Home Depot, Inc.	97	10/25/19	USD	232.50	USD	2,251	(41,710)
Medtronic PLC	214	10/25/19	USD	112.00	USD	2,324	(13,161)
PepsiCo, Inc.	191	10/25/19	USD	137.00	USD	2,619	(54,053)
Pfizer, Inc.	23	10/25/19	USD	38.00	USD	83	(264)
Pfizer, Inc.	192	10/25/19	USD	37.00	USD	690	(6,240)
Philip Morris International, Inc.	153	10/25/19	USD	75.00	USD	1,162	(41,310)
Texas Instruments, Inc.	144	10/25/19	USD	131.00	USD	1,861	(45,720)
U.S. Bancorp	21	10/25/19	USD	56.50	USD	116	(1,270)
United Technologies Corp.	163	10/25/19	USD	140.00	USD	2,225	(27,384)
Wells Fargo & Co.	71	10/25/19	USD	50.00	USD	358	(10,721)
AbbVie, Inc.	160	11/01/19	USD	72.00	USD	1,212	(78,000)
Altria Group, Inc.	461	11/01/19	USD	42.50	USD	1,885	(39,185)
Cisco Systems, Inc.	176	11/01/19	USD	51.00	USD	870	(9,944)
Cisco Systems, Inc.	210	11/01/19	USD	50.00	USD	1,038	(19,110)
Coca-Cola Co.	107	11/01/19	USD	55.00	USD	583	(10,272)
Genuine Parts Co.	415	11/01/19	USD	100.00	USD	4,133	(114,125)
Johnson & Johnson	163	11/01/19	USD	134.00	USD	2,109	(19,805)
Medtronic PLC	102	11/01/19	USD	113.00	USD	1,108	(5,916)
Medtronic PLC	153	11/01/19	USD	108.00	USD	1,662	(41,310)
PepsiCo, Inc.	95	11/01/19	USD	139.00	USD	1,302	(20,520)
Pfizer, Inc.	23	11/01/19	USD	38.00	USD	83	(586)
Pfizer, Inc.	193	11/01/19	USD	37.00	USD	693	(10,229)
U.S. Bancorp	190	11/01/19	USD	56.50	USD	1,051	(14,250)
U.S. Bancorp	187	11/01/19	USD	56.00	USD	1,035	(18,233)
Wells Fargo & Co.	240	11/01/19	USD	49.50	USD	1,211	(47,880)
Altria Group, Inc.	258	11/08/19	USD	41.50	USD	1,055	(34,959)
Cisco Systems, Inc.	162	11/08/19	USD	50.50	USD	800	(13,770)
Cisco Systems, Inc.	210	11/08/19	USD	50.00	USD	1,038	(22,050)
Genuine Parts Co.	331	11/08/19	USD	100.00	USD	3,296	(105,093)
International Paper Co.	840	11/08/19	USD	41.50	USD	3,513	(147,420)
Pfizer, Inc.	195	11/08/19	USD	37.45	USD	701	(6,852)
U.S. Bancorp	71	11/08/19	USD	56.50	USD	393	(6,283)
United Technologies Corp.	74	11/08/19	USD	138.00	USD	1,010	(25,715)
Altria Group, Inc.	296	11/15/19	USD	42.50	USD	1,211	(29,452)
Citizens Financial Group, Inc.	287	11/15/19	USD	37.50	USD	1,015	(13,633)
Johnson & Johnson	163	11/15/19	USD	135.00	USD	2,109	(19,968)
M&T Bank Corp.	80	11/15/19	USD	160.00	USD	1,264	(36,800)
Pfizer, Inc.	254	11/15/19	USD	37.00	USD	913	(15,748)
Philip Morris International, Inc.	261	11/15/19	USD	75.00	USD	1,982	(89,393)
Procter & Gamble Co.	13	11/15/19	USD	125.00	USD	162	(3,997)
Rogers Communications, Inc., Class B	535	11/15/19	CAD	70.00	CAD	3,452	(7,673)
U.S. Bancorp	78	11/15/19	USD	55.00	USD	432	(14,001)
U.S. Bancorp	187	11/15/19	USD	57.50	USD	1,035	(11,594)
Wells Fargo & Co.	120	11/15/19	USD	50.00	USD	605	(20,940)

							$(3207,850)

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TELUS Corp.	Citibank N.A.	38,900	10/01/19	CAD	47.16	CAD	1,834	$(3,864)
AMC Entertainment Holdings, Inc.	JPMorgan Chase Bank N.A.	410,000	10/03/19	AUD	15.41	AUD	5,847	—
Ansell Ltd.	UBS AG	32,300	10/03/19	AUD	28.28	AUD	886	(924)
Kone OYJ, Class B	Credit Suisse International	38,800	10/03/19	EUR	51.92	EUR	2,026	(37,458)
Novo Nordisk A/S, Class B	UBS AG	13,000	10/03/19	DKK	350.24	DKK	4,602	(11,854)
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.	68,900	10/03/19	AUD	28.75	AUD	1,935	(2,508)
TELUS Corp.	Goldman Sachs International	38,800	10/08/19	CAD	47.91	CAD	1,829	(3,639)
Paychex, Inc.	UBS AG	35,000	10/09/19	USD	81.13	USD	2,897	(83,556)
Rogers Communications, Inc., Class B	Credit Suisse International	14,100	10/10/19	CAD	66.41	CAD	910	(2,077)
Rogers Communications, Inc., Class B	Goldman Sachs International	15,100	10/10/19	CAD	65.95	CAD	974	(3,156)
Citizens Financial Group, Inc.	Barclays Bank PLC	50,300	10/11/19	USD	33.35	USD	1,779	(108,696)
British American Tobacco PLC	Goldman Sachs International	86,600	10/15/19	GBP	29.92	GBP	2,601	(67,455)
Cie Financiere Richemont SA, Registered Shares	Goldman Sachs International	20,300	10/15/19	CHF	79.17	CHF	1,485	(2,126)
Svenska Handelsbanken AB, Class A	Morgan Stanley & Co. International PLC	23,600	10/15/19	SEK	89.24	SEK	2,173	(8,040)
AMC Entertainment Holdings, Inc.	Morgan Stanley & Co. International PLC	249,000	10/16/19	AUD	14.35	AUD	3,551	(37,097)
BAE Systems PLC	UBS AG	290,400	10/16/19	GBP	5.60	GBP	1,655	(58,104)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	89,700	10/16/19	SGD	24.72	SGD	2,243	(33,217)
Imperial Brands PLC	UBS AG	107,600	10/16/19	GBP	21.90	GBP	1,965	(27)
Novo Nordisk A/S, Class B	Goldman Sachs International	23,000	10/16/19	DKK	367.58	DKK	8,142	(7,020)
RELX PLC	Goldman Sachs International	35,100	10/16/19	EUR	22.28	EUR	766	(6,869)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	85,000	10/16/19	AUD	29.14	AUD	2,388	(7,056)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	14,300	10/16/19	SGD	25.32	SGD	367	(5,668)
Ansell Ltd.	UBS AG	31,100	10/17/19	AUD	27.55	AUD	853	(10,515)
AstraZeneca PLC	UBS AG	27,400	10/17/19	GBP	76.34	GBP	1,990	(10,785)
GlaxoSmithKline PLC	UBS AG	86,700	10/17/19	GBP	17.36	GBP	1,511	(34,015)
Koninklijke Philips NV	UBS AG	14,900	10/17/19	EUR	43.62	EUR	632	(7,565)
Schneider Electric SE	Morgan Stanley & Co. International PLC	31,200	10/17/19	EUR	76.55	EUR	2,503	(139,884)
TELUS Corp.	UBS AG	34,900	10/18/19	CAD	47.80	CAD	1,646	(8,684)
Ansell Ltd.	Morgan Stanley & Co. International PLC	29,000	10/22/19	AUD	28.17	AUD	795	(6,216)
Diageo PLC	Goldman Sachs International	9,400	10/22/19	GBP	34.98	GBP	312	(1,514)
Sanofi	Goldman Sachs International	16,900	10/22/19	EUR	82.81	EUR	1,436	(55,005)
AMC Entertainment Holdings, Inc.	JPMorgan Chase Bank N.A.	282,700	10/23/19	AUD	14.95	AUD	4,031	(14,204)
BAE Systems PLC	Goldman Sachs International	120,300	10/23/19	GBP	5.69	GBP	686	(11,911)
GlaxoSmithKline PLC	UBS AG	50,000	10/23/19	GBP	17.71	GBP	872	(12,419)
Koninklijke Philips NV	Goldman Sachs International	9,200	10/23/19	EUR	43.84	EUR	390	(4,956)
Nestle SA, Registered Shares	Goldman Sachs International	17,500	10/23/19	CHF	113.12	CHF	1,894	(8,427)
Nestle SA, Registered Shares	UBS AG	75,400	10/23/19	CHF	111.08	CHF	8,161	(59,752)
Sanofi	UBS AG	24,050	10/23/19	EUR	80.97	EUR	2,044	(117,575)
Schneider Electric SE	Morgan Stanley & Co. International PLC	11,000	10/23/19	EUR	78.44	EUR	883	(34,697)
Schneider Electric SE	Morgan Stanley & Co. International PLC	27,200	10/23/19	EUR	82.51	EUR	2,182	(22,420)
TELUS Corp.	Royal Bank of Canada	73,800	10/23/19	CAD	48.46	CAD	3,480	(12,015)

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	256,000	10/23/19	USD	268.77	USD	70,538	$(56,041)
Diageo PLC	Morgan Stanley & Co. International PLC	29,000	10/29/19	GBP	34.30	GBP	963	(14,142)
GlaxoSmithKline PLC	Credit Suisse International	233,400	10/29/19	GBP	16.72	GBP	4,068	(246,717)
Kone OYJ, Class B	Morgan Stanley & Co. International PLC	19,800	10/29/19	EUR	53.21	EUR	1,034	(25,477)
RELX PLC	UBS AG	52,000	10/29/19	EUR	21.51	EUR	1,134	(38,289)
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.	77,000	10/29/19	AUD	28.48	AUD	2,163	(24,064)
Unilever PLC	UBS AG	55,000	10/29/19	GBP	50.25	GBP	2,688	(36,734)
TELUS Corp.	Goldman Sachs International	94,300	10/30/19	CAD	48.44	CAD	4,446	(19,014)
Ansell Ltd.	Morgan Stanley & Co. International PLC	27,000	11/01/19	AUD	28.78	AUD	741	(4,469)
AstraZeneca PLC	UBS AG	11,300	11/01/19	GBP	70.08	GBP	821	(52,643)
BAE Systems PLC	Morgan Stanley & Co. International PLC	380,400	11/01/19	GBP	5.79	GBP	2,168	(33,340)
British American Tobacco PLC	UBS AG	78,000	11/01/19	GBP	30.06	GBP	2,343	(85,138)
Cie Financiere Richemont SA, Registered Shares	Morgan Stanley & Co. International PLC	15,500	11/01/19	CHF	81.39	CHF	1,134	(3,268)
Deutsche Post AG, Registered Shares	Morgan Stanley & Co. International PLC	73,200	11/01/19	EUR	31.77	EUR	2,238	(22,947)
Heineken NV	UBS AG	19,100	11/01/19	EUR	98.16	EUR	1,893	(58,144)
Imperial Brands PLC	UBS AG	104,600	11/01/19	GBP	22.57	GBP	1,910	(145)
Novartis AG, Registered Shares	UBS AG	42,800	11/01/19	CHF	89.61	CHF	3,707	(28,248)
Novo Nordisk A/S, Class B	UBS AG	36,300	11/01/19	DKK	342.32	DKK	12,849	(97,399)
SGS SA, Registered Shares	Morgan Stanley & Co. International PLC	700	11/01/19	CHF	2,537.92	CHF	1,732	(16,743)
Svenska Handelsbanken AB, Class A	Morgan Stanley & Co. International PLC	152,200	11/01/19	SEK	94.21	SEK	14,016	(23,499)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	73,800	11/01/19	SGD	26.76	SGD	1,896	(6,620)
Deutsche Post AG, Registered Shares	Morgan Stanley & Co. International PLC	143,600	11/05/19	EUR	30.81	EUR	4,390	(109,324)
Ansell Ltd.	Morgan Stanley & Co. International PLC	31,100	11/06/19	AUD	28.17	AUD	853	(10,021)
BAE Systems PLC	Morgan Stanley & Co. International PLC	10,700	11/06/19	GBP	5.91	GBP	61	(714)
British American Tobacco PLC	Citibank N.A.	24,200	11/06/19	GBP	30.48	GBP	727	(23,671)
Diageo PLC	Morgan Stanley & Co. International PLC	86,600	11/06/19	GBP	33.24	GBP	2,877	(102,466)
Paychex, Inc.	Barclays Bank PLC	31,000	11/06/19	USD	84.30	USD	2,566	(36,915)
SGS SA, Registered Shares	Credit Suisse International	733	11/06/19	CHF	2,553.06	CHF	1,814	(16,391)
Sanofi	Citibank N.A.	18,700	11/06/19	EUR	81.42	EUR	1,589	(91,787)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	34,200	11/06/19	AUD	28.60	AUD	961	(11,167)
TELUS Corp.	Goldman Sachs International	34,000	11/06/19	CAD	48.82	CAD	1,603	(6,438)
United Overseas Bank Ltd.	BNP Paribas S.A.	124,000	11/06/19	SGD	26.15	SGD	3,186	(27,428)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	142,000	11/07/19	SGD	25.04	SGD	3,550	(52,883)
Rogers Communications, Inc., Class B	Citibank N.A.	37,200	11/07/19	CAD	67.69	CAD	2,401	(11,286)
Imperial Brands PLC	UBS AG	86,200	11/12/19	GBP	21.99	GBP	1,574	(3,097)
Kone OYJ, Class B	Citibank N.A.	33,100	11/12/19	EUR	53.01	EUR	1,728	(54,972)
RELX PLC	Morgan Stanley & Co. International PLC	52,000	11/12/19	EUR	21.61	EUR	1,134	(40,412)
Unilever PLC	UBS AG	66,300	11/12/19	GBP	49.94	GBP	3,241	(57,846)
Ansell Ltd.	Goldman Sachs International	32,300	11/13/19	AUD	28.90	AUD	886	(6,749)
BAE Systems PLC	Morgan Stanley & Co. International PLC	9,000	11/13/19	GBP	5.91	GBP	51	(649)
Deutsche Post AG, Registered Shares	UBS AG	65,000	11/13/19	EUR	30.29	EUR	1,987	(72,657)
Heineken NV	Morgan Stanley & Co. International PLC	33,500	11/13/19	EUR	98.70	EUR	3,320	(105,259)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	114,000	11/13/19	EUR	44.59	EUR	4,834	(81,509)
Novartis AG, Registered Shares	UBS AG	46,700	11/13/19	CHF	87.02	CHF	4,045	(87,510)

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	27,200	11/13/19	DKK	356.12	DKK	9,628	$(49,018)
Schneider Electric SE	Goldman Sachs International	8,500	11/14/19	EUR	79.87	EUR	682	(26,201)
TELUS Corp.	Goldman Sachs International	56,700	11/15/19	CAD	48.85	CAD	2,673	(13,469)
Svenska Handelsbanken AB, Class A	Morgan Stanley & Co. International PLC	152,200	11/19/19	SEK	90.88	SEK	14,016	(58,151)
Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	178,000	11/19/19	USD	268.98	USD	49,046	(51,901)
Sanofi	Credit Suisse International	22,200	11/21/19	EUR	87.81	EUR	1,887	(32,990)
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	29,200	11/25/19	CAD	66.20	CAD	1,884	(25,099)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	13,000	11/26/19	DKK	370.03	DKK	4,602	(13,953)

								$(3,237,984)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual/semi-annual report.

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$18,689,208	$3	$18,689,211
Canada	52,067,335	—	—	52,067,335
Denmark	—	12,914,956	—	12,914,956
Finland	—	11,595,032	—	11,595,032
France	—	31,967,189	—	31,967,189
Germany	—	20,892,304	—	20,892,304
India	—	6,402,535	898,594	7,301,129
Netherlands	—	24,512,092	—	24,512,092
Singapore	—	23,238,253	—	23,238,253
Sweden	—	8,766,037	—	8,766,037
Switzerland	—	49,119,465	—	49,119,465
Taiwan	—	8,570,675	—	8,570,675
United Kingdom	—	110,253,877	—	110,253,877
United States	361,153,877	20,137,720	3,569,657	384,861,254
Preferred Stock	—	—	3,098,592	3,098,592

	$413,221,212	$347,059,343	$7,566,846	$767,847,401

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(3,089,131)	$(3,356,703)	$—	$(6,445,834)

(a)	Derivative financial instruments are options written. Options written are shown at value.

8